Income Taxes - Changes in net income taxes payable (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Changes in net income taxes payable
Balance - January 1	$ (345.6)	$ (247.9)
Amounts recorded in the consolidated statements of earnings	(954.6)	(1,120.6)
Payments made during the year	953.5	1,005.6
Foreign exchange effect and other	(6.3)	17.3
Balance - December 31	$ (353.0)	$ (345.6)